Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 11,802	$ 12,094	$ 12,719
Interest expense		7,494	7,962	8,918
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		10,036	10,245	10,679
Interest expense		6,843	7,313	8,270
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		765	818	862
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,001	1,031	1,178
Interest expense		$ 651	$ 649	$ 648

[1]	Interest income included $10.8 billion for the quarter ended January 31, 2026 (October 31, 2025: $11.0 billion; January 31, 2025: $11.5 billion), calculated based on the effective interest rate method.